Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025		Sep. 30, 2024		Sep. 18, 2024	Sep. 30, 2023
Ordinary shares par value (in Dollars per share)	[1]
Ordinary shares authorized	[1]			200,000,000			200,000,000
Ordinary shares issued	[1]			21,500,000			20,000,000
Ordinary shares outstanding	[1]			21,500,000			20,000,000
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)		$ 0.0025	[2]	$ 0.0025	[2]	$ 0.00025
Ordinary shares authorized	[2]	998,000,000		998,000,000
Ordinary shares issued		3,080,000	[2]	2,150,000	[2]	9,300,000
Ordinary shares outstanding	[2]	3,080,000		2,150,000
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	[2]	$ 0.0025		$ 0.0025
Ordinary shares authorized	[2]	2,000,000		2,000,000
Ordinary shares issued	[2]	700,000		700,000
Ordinary shares outstanding	[2]	700,000		700,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).